Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023 (Details) - Schedule of Evaluated the Amendments and new Interpretations to IFRS as Issued by IASB
12 Months Ended
Dec. 31, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Statement of Practice 2 [Member]
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023 (Details) - Schedule of Evaluated the Amendments and new Interpretations to IFRS as Issued by IASB [Line Items]
Description	It changes the requirements in IAS 1 with regard to disclosure of accounting policies. Only the policies that, together with other information in the financial statements, can reasonably influence decisions. Policies related to immaterial transactions do not need to be disclosed, but policies may be significant due to their nature even if the amounts are immaterial. However, not all significant policy information is in itself material.
Effective date	01/01/2023
Amendments to IAS 12 [Member]
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023 (Details) - Schedule of Evaluated the Amendments and new Interpretations to IFRS as Issued by IASB [Line Items]
Description	The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption to transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit. For example, this may arise upon recognition of a lease liability and the corresponding right-of-use asset applying IFRS 16 at the commencement date of a lease.
Effective date	01/01/2023
Amendments to IAS 8 [Member]
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2023 (Details) - Schedule of Evaluated the Amendments and new Interpretations to IFRS as Issued by IASB [Line Items]
Description	The amendments to IAS 8 refer to situations that requiring changes in accounting policies and reinforce that they should only occur if required by standard or implementation of IASB or if they result in financial statements that are more reliable and material.
Effective date	01/01/2023